Borrowings (Summary of the Scheduled Maturities of Long-Term Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Year
2017	$ 6,250
2018	10,000
2019	8,750
2020
2021
Thereafter
Long-term debt, total	$ 25,000	$ 22,500
Weighted Average Interest Rate
2017	1.10%
2018	1.33%
2019	1.57%
2020
2021
Thereafter
Weighted average interest rate	1.36%